Note 3 - Trade Accounts and Notes Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,
	2018	2017
Trade accounts receivable	12,907	12,202
Notes receivable	408	181
Less: allowance for doubtful accounts	(1,405)	(1,029)
Total	11,910	11,354
Less current portion	(11,884)	(11,277)
Total long-term portion	26	77

Schedule of Financing Receivables, Minimum Payments [Table Text Block]
Sales type leases
2019	42
2020	18
2021	8
2022	–
2022	–
Total minimum payments	70